Other Current Payables	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
OTHER CURRENT PAYABLES	NOTE 7 - OTHER CURRENT PAYABLES
	December 31,
	2020	2019
	USD in thousands

Employees and related expenses	719	882
Accrued expenses	428	208
Other payables	60	40
	1,207	1,130